Average Annual Total Returns	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays 5 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays 5 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays 5 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money Intermediate (1-17 Year) Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money Intermediate (1-17 Year) Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money Intermediate (1-17 Year) Bond Index Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays 7 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays 7 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays 7 Year Municipal Bond Index Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 10 Year Municipal Bond Index One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 10 Year Municipal Bond Index Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 10 Year Municipal Bond Index Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I Ten Years
Total	3.93%	2.41%	2.51%	4.29%	2.81%	3.03%	3.33%	1.80%	1.98%	2.69%	1.60%	1.81%	2.54%	1.60%	1.76%	3.95%	1.51%	1.45%	5.94%	2.51%	2.46%	5.70%	3.69%	4.16%	5.11%	3.46%	3.97%	0.98%	2.26%	3.73%	0.78%	2.19%	3.62%	1.35%	2.13%	3.31%	4.15%	2.47%	3.46%	6.29%	3.51%	4.50%	3.97%	2.74%	2.71%	2.22%	2.10%	2.37%	May 04, 2015	2.20%	2.07%	2.33%	1.81%	1.92%	2.13%	2.68%	1.79%	1.99%	May 04, 2015	4.71%	2.83%	3.05%	May 04, 2015	6.32%	4.72%	5.62%	2.27%	4.05%	4.67%	May 04, 2015	1.83%	3.90%	4.53%	2.30%	3.66%	4.18%	5.59%	4.27%	4.78%	May 04, 2015	7.66%	5.33%	5.84%	May 04, 2015	6.32%	4.72%	5.62%	5.62%	4.04%	4.79%	0.47%	2.55%	5.46%	0.47%	2.55%	5.12%	0.94%	2.38%	4.71%	3.67%	2.79%	5.18%	5.71%	3.82%	6.23%	5.21%	3.90%	4.62%	(1.05%)	3.69%	6.07%	(1.18%)	3.54%	5.97%	0.60%	3.55%	5.72%	2.26%	3.94%	5.81%	4.14%	4.95%	6.86%